Notes payable and other borrowings - Additional Information (Details) kr in Millions, $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 EUR (€)	Jun. 18, 2025 USD ($)	Jun. 18, 2025 SEK (kr)	Jun. 24, 2024 USD ($)	Jun. 24, 2024 SEK (kr)	Apr. 19, 2024 USD ($)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 SEK (kr)	Aug. 16, 2023 USD ($)	Aug. 16, 2023 SEK (kr)	May 16, 2023 USD ($)	May 16, 2023 SEK (kr)
Disclosure of detailed information about borrowings [line items]
Notes payable and other borrowings redeemed	$ 86.0	$ 169.0	$ 150.0
Interest expense on borrowings	30.0	17.0	13.0
Swedish Medium Term Note Program (SMTN)
Disclosure of detailed information about borrowings [line items]
Maximum amount of notes authorised	1,100.0			kr 10,000
Notes payable and other borrowings redeemed	0.0	34.0	66.0
Issued notes repurchased	0.0	8.0
Euro Medium Term Note Program (EMTN)
Disclosure of detailed information about borrowings [line items]
Maximum amount of notes authorised	3,100.0				€ 3
Senior Unsecured Bonds, 500 million due 2026, SMTN program
Disclosure of detailed information about borrowings [line items]
Nominal amount											$ 49.5	kr 500
Senior Unsecured Bonds, 750 million due 2026, SMTN program
Disclosure of detailed information about borrowings [line items]
Nominal amount								$ 74.2	kr 750
Senior Unsecured Bonds, 250 million due 2027, SMTN program
Disclosure of detailed information about borrowings [line items]
Nominal amount								$ 24.7	kr 250
Senior Unsecured Bonds, 600 million due 2027, SMTN program
Disclosure of detailed information about borrowings [line items]
Nominal amount						$ 65.0	kr 600
Senior Unsecured Bonds, 900 million due 2028, EMTN program
Disclosure of detailed information about borrowings [line items]
Nominal amount						$ 98.0	kr 900
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 10.0	$ 5.0	$ 4.0
Subordinated Liabilities, 500 million due 2033
Disclosure of detailed information about borrowings [line items]
Nominal amount															$ 50.0	kr 500
Subordinated Liabilities, 250 million due 2033
Disclosure of detailed information about borrowings [line items]
Nominal amount													$ 25.0	kr 250
Subordinated Liabilities, 100 million due 2034
Disclosure of detailed information about borrowings [line items]
Nominal amount										$ 100.0
Stockholm Interbank Offered Rate (STIBOR) | Senior Unsecured Bonds, 500 million due 2026, SMTN program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.50%	2.50%
Stockholm Interbank Offered Rate (STIBOR) | Senior Unsecured Bonds, 750 million due 2026, SMTN program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.80%	1.80%
Stockholm Interbank Offered Rate (STIBOR) | Senior Unsecured Bonds, 250 million due 2027, SMTN program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.10%	2.10%
Stockholm Interbank Offered Rate (STIBOR) | Senior Unsecured Bonds, 600 million due 2027, SMTN program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.60%	1.60%
Stockholm Interbank Offered Rate (STIBOR) | Senior Unsecured Bonds, 900 million due 2028, EMTN program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.80%	1.80%
Stockholm Interbank Offered Rate (STIBOR) | Subordinated Liabilities, 500 million due 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis															7.50%	7.50%
Stockholm Interbank Offered Rate (STIBOR) | Subordinated Liabilities, 250 million due 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis													7.50%	7.50%
Secured Overnight Financing Rate (SOFR) | Subordinated Liabilities, 100 million due 2034
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										7.00%
Minimum | Reference rate | Subordinated Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	7.00%			7.00%	7.00%
Maximum | Reference rate | Subordinated Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	7.50%			7.50%	7.50%